Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
The Netherlands statutory income tax rate	25.00%	25.00%	25.00%
Unrecognized tax benefits, release	$ 6,600
Unrecognized tax benefit, net	44,000	$ 18,300
Unrecognized tax benefits that would impact effective tax rate	44,000	18,300
Unrecognized tax benefits which may be realized	11,600
Recognized interest (income) expense	1,500	100	$ 300
Accrued interest included in accrued and other liabilities	3,000	1,400
Deferred tax liability	37,375
Deferred tax asset		27,763
Total foreign net operating losses	432,700	380,700
Valuation allowance related to net operating losses	7,100	5,500
Valuation allowance related to interest rate carry forwards	67,849	5,511
Earnings retained by subsidiaries and equity accounted investments	381,900
Undistributed earnings not permanently reinvested	22,900
Deferred tax liabilities on unremitted earnings of certain subsidiary	998	923
Interest Carryforward
Operating Loss Carryforwards [Line Items]
Valuation allowance related to interest rate carry forwards	60,800
Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	108,500	109,200
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	324,100	$ 271,500
Operating loss carryforwards not set to expire	253,800
Foreign Tax Authority | German Trade Tax
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	41,500
Foreign Tax Authority | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 225,000